Segment information - Financial information by business segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Segment Reporting [Line Items]
Revenue	$ 2,591	$ 1,617	$ 7,593	$ 21,438
Cost of revenue	2,496	1,145	6,849	18,589
Gross profit	95	472	744	2,849
Operating expenses:
Research and development	1,041	2,319	3,475	5,186
General and administrative	3,954	4,130	10,962	10,908
Sales and marketing	318	305	749	1,038
Depreciation and amortization	114	146	269	360
Operating expenses, including depreciation and amortization	5,427	6,900	15,455	17,492
Add back: Depreciation and amortization	310	172	777	569
Segment EBITDA	(1,448)	(6,606)	(6,788)	(18,527)
Equity loss	(166)	(3,197)	(2,830)	(10,767)
Operating Segments
Segment Reporting [Line Items]
Revenue	30,838	20,945	85,160	69,585
Cost of revenue	27,054	21,509	75,337	69,183
Gross profit	3,784	(564)	9,823	402
Operating expenses:
Research and development	1,745	3,454	6,145	11,211
General and administrative	2,836	2,928	9,181	9,151
Sales and marketing	1,200	463	2,308	1,254
Depreciation and amortization	791	941	2,660	2,646
Operating expenses, including depreciation and amortization	6,572	7,786	20,294	24,262
Add back: Depreciation and amortization	1,340	1,744	3,683	5,333
Segment EBITDA	(1,448)	(6,606)	(6,788)	(18,527)
Equity loss	0	0	0	0
Operating Segments | High-Pressure Controls
Segment Reporting [Line Items]
Revenue	2,591	1,606	7,593	6,392
Cost of revenue	2,496	1,145	6,849	5,313
Gross profit	95	461	744	1,079
Operating expenses:
Research and development	650	2,293	2,388	5,027
General and administrative	588	484	1,700	1,189
Sales and marketing	92	103	318	253
Depreciation and amortization	50	108	146	223
Operating expenses, including depreciation and amortization	1,380	2,988	4,552	6,692
Add back: Depreciation and amortization	246	134	654	432
Segment EBITDA	(1,039)	(2,393)	(3,154)	(5,181)
Operating Segments | Heavy-Duty OEM
Segment Reporting [Line Items]
Revenue		11		15,046
Cost of revenue		0		13,276
Gross profit		11		1,770
Operating expenses:
Research and development		26		159
General and administrative		34		133
Sales and marketing		3		26
Depreciation and amortization		0		0
Operating expenses, including depreciation and amortization		63		318
Add back: Depreciation and amortization		0		0
Segment EBITDA		(52)		1,452
Consolidation, Eliminations
Segment Reporting [Line Items]
Revenue	(28,247)	(19,328)	(77,567)	(48,147)
Cost of revenue	(24,558)	(20,364)	(68,488)	(50,594)
Gross profit	(3,689)	1,036	(9,079)	2,447
Operating expenses:
Research and development	(1,095)	(1,135)	(3,757)	(6,025)
General and administrative	(2,248)	(2,410)	(7,481)	(7,829)
Sales and marketing	(1,108)	(357)	(1,990)	(975)
Depreciation and amortization	(741)	(833)	(2,514)	(2,423)
Operating expenses, including depreciation and amortization	(5,192)	(4,735)	(15,742)	(17,252)
Add back: Depreciation and amortization	(1,094)	(1,610)	(3,029)	(4,901)
Segment EBITDA	409	4,161	3,634	14,798
Equity loss	0	0
Corporate
Segment Reporting [Line Items]
Revenue	0	0	0	0
Cost of revenue	0	0	0	0
Gross profit	0	0	0	0
Operating expenses:
Research and development	391	0	1,087	0
General and administrative	3,366	3,612	9,262	9,586
Sales and marketing	226	199	431	759
Depreciation and amortization	64	38	123	137
Operating expenses, including depreciation and amortization	4,047	3,849	10,903	10,482
Equity loss	$ (166)	$ (3,197)	$ (2,830)	$ (10,767)